Amounts Receivable - Summary of Amounts Receivables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 1,170	$ 2,250
Taxes receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	660	1,152
Trade receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	380	736
Sale of Altiplano [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable		279
Other account receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 130	$ 83